Investments in associates (Tables)	12 Months Ended
Dec. 31, 2021
Investments in associates
Investments in associates and results related to associates

Investment
in associate
(€ in thousands)

Balance at January 1, 2020	429

Share of loss from continuing operations	(322)

Balance at December 31, 2020	107

Derecognition of investment in associate (Wings Therapeutics Inc.)	(107)
Recognition of investment in associate (Yarrow Biotechnology, Inc.)	225
Share of loss from continuing operations	(217)

Balance at December 31, 2021	8